5. Derivative liability: Schedule of Summary of the activity of the derivative liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Derivative liability, Starting Balance	$ 52,491	$ 107,462	$ 292,320
Derivative loss due to new issuances		25,926	29,422
Debt discount		35,000	63,000
Adjustment for conversion	(81,659)	(178,473)	(374,776)
Mark to market adjustment	29,168	62,576	97,496
Derivative liability, Ending Balance	$ 0	$ 52,491	$ 107,462